Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost
Balance, December 31, 2023
Additions	2,884,549
Balance, March 31, 2024	2,884,549
Accumulated depreciation
Balance, December 31, 2023
Additions	39,483
Balance, March 31, 2024	39,483
Net Book value – March 31, 2024	2,845,066
License [Member]
Cost
Balance, December 31, 2023
Additions	861,452
Balance, March 31, 2024	861,452
Accumulated depreciation
Balance, December 31, 2023
Additions	39,483
Balance, March 31, 2024	39,483
Net Book value – March 31, 2024	821,969
License #2 (IPR&D asset) [Member]
Cost
Balance, December 31, 2023
Additions	2,023,097
Balance, March 31, 2024	2,023,097
Accumulated depreciation
Balance, December 31, 2023
Additions
Balance, March 31, 2024
Net Book value – March 31, 2024	$ 2,023,097